Non-current Financial Assets and Other Non-current Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Restricted cash	$ 2,300,000	$ 4,600,000
Research tax credit receivables	20,000,000	11,600,000
Other non-current assets	20,025,000	11,594,000
Leased Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Decrease in restricted cash due to reclassification in current assets	2,000,000
Leased Premises [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Decrease in non-current restricted cash	(2,200,000)
Raleigh, North Carolina [Member] | Leased Premises [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Restricted cash	2,100,000
New York [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Finance lease receivable	$ 1,800,000	2,100,000
Sublease start term	2022-06
New York [Member] | Leased Premises [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Restricted cash	$ 200,000
France [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Other non-current assets	20,000,000	11,600,000
France [Member] | Leased Premises [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Deposit	1,000,000	900,000
United States [member]
Disclosure of detailed information about property, plant and equipment [line items]
Other non-current assets	$ 0	$ 0